INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS AND GOODWILL
INTANGIBLE ASSETS AND GOODWILL

8. INTANGIBLE ASSETS AND GOODWILL

        The following table presents the components of the Company's intangible assets as of December 31, 2010 and 2011:

	December 31,
			Weighted Average Useful Life (in years)
(in thousands)	2010	2011
Patents	$1,054	$1,054	8.0
Less: accumulated amortization	(502)	(634)
Patents, net	552	420

Technological know-how	5,029	7,831	7.0
Less accumulated amortization	(1,608)	(2,465)
Technological know-how, net	3,421	5,366

Customer relationships	12,900	23,550	8.6
Less: accumulated amortization	(5,290)	(7,236)
Customer relationships, net	7,610	16,314

Covenants not to compete	140	198	2.0
Less accumulated amortization	(140)	(163)
Covenants not to compete, net	—	35

Strategic marketing agreement	3,981	6,203	10.0
Less accumulated amortization	(26)	(118)
Strategic marketing agreement, net	3,955	6,085

Tradenames	—	335	4.0
Less accumulated amortization	—	(2)
Tradenames, net	—	333

Trademarks	247	247	Indefinite

Intangible assets, net	$15,785	$28,800

        The related amortization expense of intangible assets for 2009, 2010 and 2011 was $2.3 million, $2.3 million and $3.0 million, respectively. The Company's estimate of future amortization expense for acquired intangible assets that exists at December 31, 2011 is as follows:

(in thousands)
2012	$4,643
2013	4,740
2014	4,177
2015	2,853
2016	2,749
Thereafter	9,391

Total	$28,553

        The following table presents the changes in the carrying amounts of goodwill for the years ended December 31, 2010 and 2011.

(in thousands)	Carrying Amount
Balance as of December 31, 2009	$17,636
No activity	—

Balance as of December 31, 2010	17,636

HCL-EMS acquisition	2,243
Telwares acquisition	3,014
ProfitLine acquisition	13,373

Balance as of December 31, 2011	$36,266